Capital stock (Tables)	12 Months Ended
Mar. 30, 2024
Equity [Abstract]
Summary of Common Stock Outstanding	The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount

Balance as of March 26, 2022	10,797,943	$37,883	7,717,970	$57,755	18,515,913	$95,638

Exercise of stock options and warrants	315,056	1,136	—	—	315,056	1,136

Balance as of March 25, 2023	11,112,999	39,019	7,717,970	$57,755	18,830,969	$96,774

Settlement of stock units	335,000	1,706	—	—	335,000	1,706

Balance as of March 30, 2024	11,447,999	$40,725	7,717,970	$57,755	19,165,969	$98,480